As Filed with the United States Securities and Exchange Commission on May 26, 2023.
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 181	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 182	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Melanie Ringold, Esquire
11 Greenway Plaza, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on June 25, 2023 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund series of the Registrant (the “Fund”) as described in the Explanatory Note below. No information relating to the Registrant’s other series is amended or superseded hereby.

EXPLANATORY NOTE
Post-Effective Amendment No. 134 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 135 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 134”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on July 28, 2020, EDGAR Accession No. 0001137439-20-000666, relating to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund (the “Fund”).
Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 181 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 182 under the Investment Company Act) (“PEA No. 181”) is being filed solely for the purpose of designating June 25, 2023, as the new effective date for PEA No. 134. The effectiveness of PEA No. 134 was delayed previously pursuant to Post-Effective Amendment Nos. 140, 141, 142, 144, 145, 146, 147, 148, 150, 151, 153, 154, 155, 156, 157, 158, 160, 161, 162, 163, 164, 165, 166, 167, 168, 169, 170, 171, 173, 175, 176, 178, 179 and 180 to the Registrant's Registration Statement filed on October 9, 2020, November 10, 2020, December 9, 2020, January 7, 2021, February 4, 2021, March 4, 2021, April 1, 2021 April 30, 2021, May 28, 2021, June 25, 2021, July 23, 2021, August 20, 2021, September 17, 2021, October 15, 2021, November 12, 2021, December 10, 2021, January 7, 2022, February 4, 2022, March 4, 2022, April 1, 2022, April 29, 2022, May 27, 2022, June 24, 2022, July 22, 2022, August 19, 2022, September 16, 2022, October 14, 2022 November 10, 2022, December 9, 2022, January 6, 2023, February 3, 2023, March 3, 2023, March 31, 2023 and April 28, 2023, respectively.
The Prospectus and Statement of Additional Information for the Fund’s Class A, Class C, Class R, Class Y and Class R5 shares included in PEA No. 134 are incorporated by reference into this PEA No. 181.
The Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 177 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 178 under the Investment Company Act), filed on February 17, 2023, EDGAR Accession No. 0001193125-23-042112, is incorporated by reference into this PEA No. 181.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 26th day of May, 2023.
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President	May 26, 2023
(Sheri Morris)	(Principal Executive Officer)
/s/ Beth Ann Brown***	Chair and Trustee	May 26, 2023
(Beth Ann Brown)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	May 26, 2023
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	May 26, 2023
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	May 26, 2023
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	May 26, 2023
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	May 26, 2023
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	May 26, 2023
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	May 26, 2023
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	May 26, 2023
(Teresa M. Ressel)
/s/ Robert C. Troccoli*	Trustee	May 26, 2023
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	May 26, 2023
(Daniel S. Vandivort)
/s/ Adrien Deberghes	Vice President &	May 26, 2023
Adrien Deberghes	Treasurer (Principal Financial Officer)

/s/ Sheri Morris		May 26, 2023
Sheri Morris
Attorney-In-Fact
*Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.

**Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.